Tax Situation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Income Tax Expense
c)	The income tax expense shown in the consolidated statement of income comprises:

	2017	2018	2019
Current income tax	168,143	150,020	113,062
Deferred income tax (Note 24)	(44,550)	(23,594)	206,895
PPUA	613	—	—

	124,206	126,426	319,957
(-) Discontinued Operations	(77,901)	(13,108)

Income tax expense	46,305	113,318	319,957

Summary of Weighted-Average Income Tax Rate Applicable To Pre-tax Income
d)
The Group’s income tax differs from the theoretical amount that would have resulted from applying the weighted-average income tax rate applicable to the profit reported by of the consolidated companies, as follows:

	2017	2018	2019
Profit (loss) before income tax	45,112	133,948	(474,726)

Income tax by applying local applicable tax rates on profit generated in the respective countries	13,811	40,507	(141,370)
Tax effect on:
- Reversal of deferred income tax asset	—	—	174,716
- Non-recoverable item	—	—	85,301
- Non-deductible expenses	30,472	70,052	84,832
- Unrecognized deferred income tax asset	1,562	8,592	82,424
- Change in prior years estimations	9,005	3,235	36,529
- Provision of tax contingencies	—	—	7,079
- Adjustment for changes in rates of income tax	27	1,524	622
- PPUA adjustment for changes in tax rates	(611)	—	—
- Non-taxable income	(4)	(1,691)	(1,195)
- Equity method (profit) loss	394	(1,094)	(64)
- Others	(8,351)	(7,807)	(8,917)

Income tax	46,305	113,318	319,957

Summary of Weighted Average Pre-tax Profit or Loss and Applicable Income Tax Rate

Country	Rates Taxes local Applicable	Utility before the Tax to Rent	Tax to rent
	(A)	(B)	(A)*(B)
2017
Perú	28.00%	420,421	124,024
Perú – Norvial S.A.	27.00%	68,104	18,388
Perú – GyM Ferrovías S.A.	30.00%	29,028	8,708
Peru – Vía Expresa Sur S.A.	30.00%	779	234
Perú – GMP S.A.	30.00%	20,941	6,073
Chile	24.00%	(93,031)	(23,723)
Colombia	40.00%	(27,970)	(11,188)
Bolivia	25.00%	(2,897)	(724)
Unrealized gains		(370,263)	(107,981)

Total		45,112	13,811

2018
Peru	29.50%	151,627	44,730
Peru – Norvial S.A.	27.00%	21,104	5,698
Peru – GyM Ferrovías S.A.	30.00%	125,136	37,541
Peru – Vía Expresa Sur S.A.	30.00%	2,951	885
Peru – GMP S.A.	29.00%	35,421	10,272
Chile	27.00%	(20,768)	(5,607)
Colombia – Morelco S.A.	37.00%	11,851	4,385
Colombia – GyM S.A. Branch	33.00%	1,984	655
Bolivia	25.00%	(137)	(34)
Unrealized gains		(195,221)	(58,018)

		133,948	40,507

2019
Peru	29.50%	(1,612,192)	(475,597)
Peru – Norvial S.A.	27.00%	24,066	6,498
Peru – GyM Ferrovías S.A.	30.00%	121,080	36,324
Peru – Vía Expresa Sur S.A.	30.00%	(17,752)	(5,326)
Peru – GMP S.A.	29.00%	35,421	10,272
Chile	27.00%	(36,917)	(9,967)
Colombia – GyM S.A. Branch	33.00%	(11,824)	(3,902)
Bolivia	25.00%	681	170
Unrealized gains		1,022,711	300,158

		(474,726)	(141,370)